Cash Flow Reconciliations - Reconciliation of borrowing and derivatives arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	$ 3,299,744	$ 3,658,220	$ 3,773,221
Liabilities/(assets) arising from financing activities at end of year	3,052,904	3,299,744	3,658,220
Borrowings | Proceeds from loans and bonds, net of discount
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	2,431,355	374,659	471,867
Total change	2,431,355	374,659	471,867
Borrowings | Loans and bond repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(2,676,420)	(729,849)	(592,463)
Total change	(2,676,420)	(729,849)	(592,463)
Borrowings | Additions in deferred loan fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(40,756)	(5,188)	(13,437)
Non-cash items	(129)	(6,036)	297
Deferred financing costs, assets	(683)	3,214	1,254
Total change	(41,568)	(8,010)	(11,886)
Borrowings | Deferred loan fees received
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows			379
Total change			379
Borrowings | Amortization and write-off of deferred loan/bond issuance costs/premium and discount (Note 19)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	42,418	15,936	20,286
Total change	42,418	15,936	20,286
Borrowings | Retranslation of the NOK 2024 Bonds in USD
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive loss/(income)	(2,624)	(11,212)	(3,184)
Non-cash items	(1)
Total change	(2,625)	(11,212)	(3,184)
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	(30,276)	51,703	107,760
Liabilities/(assets) arising from financing activities at end of year	9,109	(30,276)	51,703
Derivatives | Unrealized gain (loss) on derivative financial instruments held for trading (Note 26)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	526	(92,409)	(59,407)
Total change	526	(92,409)	(59,407)
Derivatives | Ineffective portion of cash flow hedges (Note 26)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	241	(398)	5
Total change	241	(398)	5
Derivatives | Proceeds from interest rate swaps termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	35,789
Total change	35,789
Derivatives | Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive loss/(income)	2,829	10,828	3,345
Total change	2,829	10,828	3,345
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	336,376	302,850	196,170
Liabilities/(assets) arising from financing activities at end of year	383,425	336,376	302,850
Lease liabilities | Interest expense on leases (Note 19)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	17,227	13,639	10,269
Total change	17,227	13,639	10,269
Lease liabilities | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	109,907	75,788	121,520
Total change	109,907	75,788	121,520
Lease liabilities | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(17,227)	(13,639)	(10,269)
Total change	(17,227)	(13,639)	(10,269)
Lease liabilities | Principal elements of lease payments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(62,858)	(42,262)	(14,843)
Non-cash items			3
Total change	$ (62,858)	$ (42,262)	$ (14,840)